Statement of Cash Flows Specifications (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments of non-cash items
Depreciation and amortisation	€ 107,520	€ 56,595	€ 23,048
Impairment of fixed assets	0	0	5,000
Non-cash disposals of property, plant and equipment and intangible assets	1	183	0
Other operating income and expenses, net	0	0	(137)
Finance income	(1,714)	(3,294)	0
Interest expenses	15,993	428	1,898
Finance costs	(725)	2,589	0
Income tax expense	7,680	2,401	0
Fair value change of derivative instruments through profit or loss	630	(427)	766
Items recycled	947	0	0
Share-based payment expenses	2,071	1,662	1,134
Total adjustments of non-cash items	132,403	60,137	31,709
Changes in working capital
Inventories	(2,501)	788	(1,140)
Trade receivables, contract assets, prepayments and other receivables	(133,704)	(62,706)	28,541
Trade and other payables	8,126	380	(16,087)
Provisions	(841)	(6,059)	0
Receivables from related parties	0	414	0
Payables to related parties	49	51	73
Deferred revenue	112,280	33,482	8,787
Net change in working capital	€ (16,591)	€ (33,650)	€ 20,174